3. Loans, Impaired (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impaired loans
Unpaid Contractual Principal Balance	$ 46,305	$ 55,717
Recorded Investment With No Allowance	11,287	17,477
Recorded Investment With Allowance	30,168	30,797
Recorded Investment in Impaired Loans	41,455	48,274
Related Allowance	1,675	1,536
Average Outstanding Impaired Loans	42,818	48,357
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	9,861	17,738
Recorded Investment With No Allowance	6,293	11,795
Recorded Investment With Allowance	868	680
Recorded Investment in Impaired Loans	7,161	12,475
Related Allowance	53	61
Average Outstanding Impaired Loans	8,289	12,810
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	7,853	9,099
Recorded Investment With No Allowance	1,428	766
Recorded Investment With Allowance	5,633	7,799
Recorded Investment in Impaired Loans	7,061	8,565
Related Allowance	123	177
Average Outstanding Impaired Loans	7,859	7,590
Single-family residential - Banco de la Gente stated income
Impaired loans
Unpaid Contractual Principal Balance	22,034	21,806
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	21,242	21,000
Recorded Investment in Impaired Loans	21,242	21,000
Related Allowance	1,300	1,278
Average Outstanding Impaired Loans	21,242	21,158
Commercial Real Estate
Impaired loans
Unpaid Contractual Principal Balance	5,079	5,830
Recorded Investment With No Allowance	3,045	4,569
Recorded Investment With Allowance	1,489	467
Recorded Investment in Impaired Loans	4,534	5,036
Related Allowance	182	6
Average Outstanding Impaired Loans	4,171	5,433
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance	177	193
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	177	193
Recorded Investment in Impaired Loans	177	193
Related Allowance	1	1
Average Outstanding Impaired Loans	184	200
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	45,004	54,666
Recorded Investment With No Allowance	10,766	17,130
Recorded Investment With Allowance	29,409	30,139
Recorded Investment in Impaired Loans	40,175	47,269
Related Allowance	1,659	1,523
Average Outstanding Impaired Loans	41,745	47,191
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	999	983
Recorded Investment With No Allowance	257	347
Recorded Investment With Allowance	724	592
Recorded Investment in Impaired Loans	981	939
Related Allowance	15	12
Average Outstanding Impaired Loans	826	1,125
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	302	68
Recorded Investment With No Allowance	264	0
Recorded Investment With Allowance	35	66
Recorded Investment in Impaired Loans	299	66
Related Allowance	1	1
Average Outstanding Impaired Loans	$ 247	$ 41